Deferred Costs	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs
5.
DEFERRED COSTS

Deferred costs primarily consist of the incremental sales commission and service fee relating to obtaining of customers contract which is expected to be recovered and is capitalized pursuant to ASC340-40. The capitalized sales commission is amortized in the same manner the related revenue being recognized.

The movements of deferred costs for the years ended December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Beginning balances (current and non-current)	328,386	198,373
Additions	55,831	19,940
Amortizations	(185,710)	(96,454)
Accumulated impairments	(134)	(134)
Ending balances (current and non-current)	198,373	121,725
Deferred costs, current	89,353	42,886
Deferred costs, non-current	109,020	78,839